Discontinued Operations - Loss on Deregulation of Goodwill (Details) - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Disclosure of analysis of single amount of discontinued operations [line items]
Loss on sale			$ (84,427)	$ 0
Discontinued operations | Tricon US Multi-Family REIT LLC
Disclosure of analysis of single amount of discontinued operations [line items]
Total consideration	$ 431,583
Net asset value on disposition	(431,583)
Transaction costs	(3,285)
Derecognition of goodwill and other assets	(81,142)
Loss on sale	$ (84,427)	$ (84,427)